ANNUAL REPORT

TEMPLETON GREATER EUROPEAN FUND
MARCH 31, 1998

[FRANKLIN TEMPLETON LOGO]

PAGE


[LOGO]CELEBRATING 50 YEARS


   Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


   In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.


[PHOTO]
MARK G. HOLOWESKO, CFA
President
Templeton Global Investment Trust

PAGE


SHAREHOLDER LETTER

CONTENTS

Your Fund's Objective: Templeton Greater European Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in "Greater European Companies," including Western, Central and Eastern Europe and Russia, as defined in the Fund's prospectus.


Dear Shareholder:

We are pleased to bring you the annual report of Templeton Greater European Fund for the fiscal year ended March 31, 1998. During this period, attempts by many European governments to meet European Monetary Union (EMU) requirements led to declining interest rates, more prudent fiscal spending and proposed tax reductions. In the private sector, a number of European corporations announced plans to cut costs, improve efficiency, reduce debt burdens and buy back shares. All of these factors contributed to the advance of most Western European stock markets, with Italy, Spain, and the United Kingdom (U.K.) among the top performers. Although the Polish market fell, many Russian share prices rose considerably. Within this environment, Templeton Greater European Fund's Class I shares delivered a one-year cumulative total return of 28.25%, as discussed in the Performance Summary on page 6.


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 19 of this report.

CONTENTS


Shareholder Letter ................  1

Performance Summaries
   Class I ........................  6
   Class II .......................  9
   Advisor Class .................. 13

Financial Highlights &
Statement of Investments .......... 16

Financial Statements .............. 23

Notes to the Financial
Statements ........................ 26

Independent Auditor's Report ...... 30

Tax Designation ................... 31


[PYRAMID GRAPH]

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
3/31/98

This chart shows in bar format the geographic distribution breakdown of the Fund's securities on March 31, 1998, based on total net assets.

[BAR GRAPH]

United Kingdom                               21.4%
France                                        8.5%
Spain                                         5.4%
Netherlands                                   5.0%
Sweden                                        5.0%
Italy                                         4.6%
Germany                                       3.6%
Finland                                       3.1%
Other Countries                              10.2%
Fixed-Income Securities                       0.4%
Short-term Investments & Other Net Assets    32.8%

During the reporting period, the Fund profited from the performance of most of its banking holdings, which rose in value as a result of falling interest rates and improving business conditions. It also benefited from the appreciable gain in share prices of Repsol SA, a Spanish energy company; Sandvik AB, a Swedish tools producer; and Telecom Italia SpA.

Our largest geographic exposure on March 31, 1998 was the U.K. During the reporting period, it was successful in reforming labor markets, deregulating financial markets, and privatizing a number of state-owned enterprises. However, stock valuation levels there appeared reasonable, and we established positions in the Rank Group Plc., an operator of leisure establishments, and Peninsular & Oriental Steam Navigation Co., a global shipping company. We also found stocks meeting our bargain criteria in other parts of Europe. We initiated a position in Italian luxury goods retailer Gucci Group NV, and purchased shares of Norsk Hydro AS, Norway's largest industrial group.

On the sell side, we realized substantial gains by eliminating our holdings of Alcatel Alsthom SA, a provider of French telecommunications equipment. We also profited by liquidating our positions in Skandia Foersaekrings AB, a Swedish insurance company, and VEBA AG, a German utilities firm.

Looking forward, we believe the remainder of the year will prove to be an exciting period as Europe continues to move toward implementing the EMU. The EMU may result in lower taxes and interest costs, which we feel should lead to higher profits for European corporations. Some



2

PAGE


analysts believe that about one-half of the 14%-16% U.S. corporate earnings growth during most of the 1990s was due to lower taxes and interest costs. If history is a guide to the future, European companies could follow suit and deliver substantial earnings.

It is important to remember that investing in markets concentrated in a single region outside the U.S. involves special considerations not associated with more broadly diversified investments, such as market and currency volatility and adverse economic, social and political developments in the region and countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to risks associated with their relatively small size and lesser liquidity. For example, Russia's system of share registration and custody creates certain risks of loss not normally associated with other markets. These risks and other considerations are discussed in the Fund's prospectus.

Please remember this discussion reflects our views, opinions and portfolio holdings as of March 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

  TOP 10 HOLDINGS
  3/31/98

  COMPANY                            % OF TOTAL
  INDUSTRY, COUNTRY                  NET ASSETS
  -----------------                  ----------
  Telecom Italia SpA, di Risp
  Telecommunications, Italy              1.8%

  Volkswagen AG, pfd.
  Automobiles, Germany                   1.6%

  British Telecommunications Plc.
  Telecommunications,
  United Kingdom                         1.6%

  Nokia AB, A
  Telecommunications, Finland            1.5%

  Axa-UAP
  Financial Services, France             1.5%

  Fiat SpA, pfd.
  Automobiles, Italy                     1.4%

  Somerfield Plc.
  Merchandising, United Kingdom          1.4%

  National Westminster Bank Plc.
  Banking, United Kingdom                1.3%

  Societe Elf Aquitaine SA
  Energy Sources, France                 1.3%

  Banque Nationale de Paris BNP
  Banking, France                        1.2%


                                                                               3

PAGE


  TOP 10 INDUSTRIES
  3/31/98


This table shows the top 10 industries of the Fund's securities on March 31, 1998, based on total net assets.

                                 % OF TOTAL
  INDUSTRY                       NET ASSETS

  Banking                           9.4%

  Automobiles                       6.7%

  Telecommunications                6.4%

  Utilities Electrical & Gas        5.0%

  Energy Sources                    3.9%

  Forest Products & Paper           3.7%

  Merchandising                     3.4%

  Transportation                    3.4%

  Electrical & Electronics          2.9%

  Construction & Housing            2.7%

We thank you for your participation in the Templeton Greater European Fund, and will continue to implement our rigorous investment techniques as we search for stocks we consider bargains in Greater Europe. We welcome any comments or suggestions you may have.

Sincerely,



/s/  Mark G. Holowesko

Mark G. Holowesko, CFA
President
Templeton Global Investment Trust
Portfolio Manager
Templeton Greater European Fund


4

PAGE


THE EUROPEAN MONETARY UNION:
WHAT? WHEN? HOW?

                                                           [SPECIAL REPORT LOGO]

WHAT IS THE EUROPEAN MONETARY UNION?

The European Monetary Union (EMU) refers to the establishment of a common market and a single European currency called the euro. Luxembourg and Finland have already met the criteria for joining the EMU. Austria, Belgium, France, Germany, Ireland, Italy, the Netherlands, Portugal, and Spain are also expected to join. The United Kingdom has decided not to join with this first wave of countries. Greece, Denmark, and Sweden will remain outside EMU for the time being.

WHEN WILL THE EMU TAKE EFFECT?

On March 25, 1998, the European Commission (EC) recommended countries for the EMU. In early May, European Union heads of government and finance ministers will confirm EC recommendations and announce exchange rates, which will be used to fix conversion rates under EMU guidelines. On January 1, 1999, the euro will become legal tender in qualifying countries.

HOW WILL IT BENEFIT THE EUROPEAN COMMUNITY?

The EMU is expected to result in lower transaction costs and higher mobility for European workers. Consumers should benefit from increased competition of goods and services, but this may intensify pricing pressure for corporations.



                                                                               5

PAGE


PERFORMANCE SUMMARY


CLASS I

Templeton Greater European Fund - Class I produced a 28.25% cumulative total return for the one-year period ended March 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge.

The Fund's share price, as measured by net asset value, increased $1.91, from $12.35 on March 31, 1997, to $14.26 on March 31, 1998. During the reporting period, shareholders received per-share distributions of 22.5 cents ($0.225) in income dividends, 23 cents ($0.23) in short-term capital gains, and 85.5 cents ($0.855) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 7 compares the performance of the Fund's Class I shares since inception with the unmanaged Morgan Stanley Capital International(R) (MSCI) Europe Index, a market capitalization-weighted index consisting of large, medium and small capitalization companies from 15 European countries. Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain


Past performance is not predictive of future results.

6

PAGE


cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.




The following line graph hypothetically compares the performance of the Templeton Greater European Fund Class I shares to that of the MSCI Europe Index, based on a $10,000 investment from 5/8/95 to 3/31/98
[LINE GRAPH]



Total Return Index Comparison
                  Templeton Greater European Fund - Class I         MSCI Europe
                                                                       Index
              ----------------------------------------------------------------------
 5/ 8/95                           $9,425                             $10,000
 5/31/95                           $9,444                             $10,006
 6/30/95                           $9,416                             $10,104
 7/31/95                           $9,472                             $10,635
 8/31/95                           $9,491                             $10,227
 9/29/95                           $9,312                             $10,540
10/31/95                           $9,171                             $10,494
11/30/95                           $9,142                             $10,572
12/29/95                           $9,284                             $10,911
 1/31/96                           $9,877                             $10,985
 2/29/96                           $10,028                            $11,189
 3/29/96                           $9,793                             $11,327
 4/30/96                           $9,906                             $11,413
 5/31/96                           $10,066                            $11,505
 6/28/96                           $10,170                            $11,635
 7/31/96                           $9,924                             $11,494
 8/30/96                           $10,407                            $11,839
 9/30/96                           $10,445                            $12,092
10/31/96                           $10,643                            $12,377
11/29/96                           $10,908                            $13,008
12/31/96                           $11,271                            $13,264
 1/31/97                           $11,725                            $13,304
 2/28/97                           $11,831                            $13,483
 3/31/97                           $11,918                            $13,923
 4/30/97                           $11,754                            $13,858
 5/30/97                           $11,956                            $14,453
 6/30/97                           $12,493                            $15,180
 7/31/97                           $12,881                            $15,896
 8/29/97                           $12,622                            $14,991
 9/30/97                           $13,597                            $16,449
10/31/97                           $13,120                            $15,644
11/28/97                           $12,981                            $15,889
12/31/97                           $13,033                            $16,473
 1/30/98                           $13,183                            $17,163
 2/27/98                           $14,105                            $18,509
 3/31/98                           $15,284                            $19,832

       AVERAGE ANNUAL TOTAL RETURN***

       1-Year              Since Inception
       20.91%              15.77%


THE HISTORICAL PERFORMANCE SHOWN PERTAINS ONLY TO THE FUND'S CLASS I SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Includes the sales charge and represents the change in value of an investment over the period shown, assuming reinvestment of dividends and capital gains at net asset value. Past performance is not predictive of future results.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Please see total return information on page 8.



Past performance is not predictive of future results.



                                                                               7

PAGE


  CLASS I
  Periods ended 3/31/98

                                                                     SINCE
                                                                   INCEPTION
                                                       1-YEAR      (5/8/95)
  Cumulative Total Return(1)                            28.25%        62.17%
  Average Annual Total Return(2)                        20.91%        15.77%
  Value of $10,000 Investment(3)                      $12,091       $15,284


                                                      3/31/97       3/31/98

  One-Year Total Return(4)                              21.70%        28.25%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, the Fund's total returns would have been lower. After August 1, 1998, the fee waivers and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.



Past performance is not predictive of future results.

8


PAGE


CLASS II

Templeton Greater European Fund - Class II produced a 27.55% cumulative total return for the one-year period ended March 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

The Fund's share price, as measured by net asset value, increased $1.89, from $12.27 on March 31, 1997, to $14.16 on March 31, 1998. During the reporting period, shareholders received per-share distributions of 15.59 cents ($0.1559) in income dividends, 23 cents ($0.23) in short-term capital gains, and 85.5 cents ($0.855) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.


                                                                               9

PAGE


The graph on page 11 compares the performance of the Fund's Class II shares since inception with the unmanaged Morgan Stanley Capital International (MSCI) Europe Index, a market capitalization-weighted index consisting of large, medium and small capitalization companies from 15 European countries. Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



Past performance is not predictive of future results.


10



PAGE


CLASS II
Total Return Index Comparison
$10,000 Investment (5/8/95 - 3/31/98)


  [LINE GRAPH]


The following line graph hypothetically compares the performance of the Templeton Greater European Fund Class II shares to that of the MSCI Europe Index, based on a $10,000 investment from 5/8/95 to 3/31/98.

Total Return Index Comparison
                  Templeton Greater European Fund - Class II         MSCI Europe
                                                                        Index
              -----------------------------------------------------------------------
 5/ 8/95                            $9,901                             $10,000
 5/31/95                            $9,911                             $10,006
 6/30/95                            $9,881                             $10,104
 7/31/95                            $9,941                             $10,635
 8/31/95                            $9,951                             $10,227
 9/29/95                            $9,762                             $10,540
10/31/95                            $9,604                             $10,494
11/30/95                            $9,574                             $10,572
12/29/95                            $9,713                             $10,911
 1/31/96                           $10,317                             $10,985
 2/29/96                           $10,475                             $11,189
 3/29/96                           $10,218                             $11,327
 4/30/96                           $10,337                             $11,413
 5/31/96                           $10,500                             $11,505
 6/28/96                           $10,599                             $11,635
 7/31/96                           $10,322                             $11,494
 8/30/96                           $10,817                             $11,839
 9/30/96                           $10,847                             $12,092
10/31/96                           $11,055                             $12,377
11/29/96                           $11,322                             $13,008
12/31/96                           $11,692                             $13,264
 1/31/97                           $12,155                             $13,304
 2/28/97                           $12,256                             $13,483
 3/31/97                           $12,346                             $13,923
 4/30/97                           $12,165                             $13,858
 5/30/97                           $12,378                             $14,453
 6/30/97                           $12,917                             $15,180
 7/31/97                           $13,310                             $15,896
 8/29/97                           $13,041                             $14,991
 9/30/97                           $14,035                             $16,449
10/31/97                           $13,538                             $15,644
11/28/97                           $13,414                             $15,889
12/31/97                           $13,468                             $16,473
 1/30/98                           $13,613                             $17,163
 2/27/98                           $14,547                             $18,509
 3/31/98                           $15,746                             $19,832



       AVERAGE ANNUAL TOTAL RETURN***

       1-Year              Since Inception
       ------              ---------------
       25.33%              16.97%

THE HISTORICAL PERFORMANCE SHOWN PERTAINS ONLY TO THE FUND'S CLASS II SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Includes all sales charges and represents the change in value of an investment over the period shown, assuming reinvestment of dividends and capital gains at net asset value. Past performance is not predictive of future results.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Please see total return information on page 12.



Past performance is not predictive of future results.


                                                                              11

PAGE


CLASS II
Periods ended 3/31/98


                                                               SINCE
                                                             INCEPTION
                                             1-YEAR           (5/8/95)
------------------------------------------------------------------------
Cumulative Total Return(1)                      27.55%            59.05%
Average Annual Total Return(2)                  25.33%            16.97%
Value of $10,000 Investment(3)             $   12,533        $   15,746


                                              3/31/97           3/31/98
------------------------------------------------------------------------
One-Year Total Return(4)                        20.83%            27.55%


(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

(4) One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, the Fund's total returns would have been lower. After August 1, 1998, the fee waivers and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


12

PAGE


ADVISOR CLASS

Templeton Greater European Fund - Advisor Class produced a 28.88% cumulative total return for the one-year period ended March 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The Fund's share price, as measured by net asset value, increased $1.94, from $12.36 on March 31, 1997, to $14.30 on March 31, 1998. During the reporting period, shareholders received per-share distributions of 26.55 cents ($0.2655) in income dividends, 23 cents ($0.23) in short-term capital gains, and 85.5 cents ($0.855) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 14 compares the performance of the Fund's Advisor Class shares since the Fund's inception with the unmanaged Morgan Stanley Capital International (MSCI) Europe Index, a market capitalization-weighted index consisting of large, medium and small capitalization companies from 15 European countries. Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no management expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


Past performance is not predictive of future results.


                                                                              13

PAGE


                                 ADVISOR CLASS
                         Total Return Index Comparison
                      $10,000 Investment (5/8/95 - 3/3/98)


The following line graph hypothetically compares the performance of the Templeton Greater European Fund Advisor Class shares to that of the MSCI Europe Index, based on a $10,000 investment from 5/8/95 to 3/31/98.

Total Return Index Comparison
                      Templeton Greater European - Advisor Class             MSCI Europe
              -------------------------------------------------------------------------------
 5/ 8/95                               $10,000                                 $10,000
 5/31/95                               $10,020                                 $10,006
 6/30/95                                $9,990                                 $10,104
 7/31/95                               $10,050                                 $10,635
 8/31/95                               $10,070                                 $10,227
 9/29/95                                $9,880                                 $10,540
10/31/95                                $9,730                                 $10,494
11/30/95                                $9,700                                 $10,572
12/29/95                                $9,850                                 $10,911
 1/31/96                               $10,480                                 $10,985
 2/29/96                               $10,640                                 $11,189
 3/29/96                               $10,390                                 $11,327
 4/30/96                               $10,510                                 $11,413
 5/31/96                               $10,680                                 $11,505
 6/28/96                               $10,791                                 $11,635
 7/31/96                               $10,530                                 $11,494
 8/30/96                               $11,042                                 $11,839
 9/30/96                               $11,082                                 $12,092
10/31/96                               $11,293                                 $12,377
11/29/96                               $11,574                                 $13,008
12/31/96                               $11,959                                 $13,264
 1/31/97                               $12,440                                 $13,304
 2/28/97                               $12,553                                 $13,483
 3/31/97                               $12,656                                 $13,923
 4/30/97                               $12,491                                 $13,858
 5/30/97                               $12,705                                 $14,453
 6/30/97                               $13,286                                 $15,180
 7/31/97                               $13,708                                 $15,896
 8/29/97                               $13,434                                 $14,991
 9/30/97                               $14,479                                 $16,449
10/31/97                               $13,972                                 $15,644
11/28/97                               $13,845                                 $15,889
12/31/97                               $13,914                                 $16,473
 1/30/98                               $14,074                                 $17,163
 2/27/98                               $15,055                                 $18,509
 3/31/98                               $16,310                                 $19,832


THE HISTORICAL PERFORMANCE SHOWN PERTAINS ONLY TO THE FUND'S ADVISOR CLASS SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the period shown, assuming reinvestment of dividends and capital gains at net asset value. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Past performance is not predictive of future results.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


Past performance is not predictive of future results.

14

PAGE


ADVISOR CLASS
Periods ended 3/31/98

                                                                  SINCE
                                                                INCEPTION
                                                   1-YEAR*        (5/8/95)*
----------------------------------------------------------------------------
Cumulative Total Return(1)                          28.88%         63.10%
Average Annual Total Return(1)                      28.88%         18.44%
Value of $10,000 Investment(2)                    $12,888        $16,310


                                                  3/31/97        3/31/98
----------------------------------------------------------------------------
One-Year Total Return(3)                            21.80%         28.88%

*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 37.80%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, the Fund's total returns would have been lower. After August 1, 1998, the fee waivers and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.


                                                                              15

PAGE


TEMPLETON GREATER EUROPEAN FUND
Financial Highlights

                                                                   YEAR ENDED MARCH 31,
                                                                ---------------------------
                                                                 1998       1997     1996+
                                                                ---------------------------
PER SHARE OPERATING PERFORMANCE - CLASS I
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $12.35    $10.39    $10.00
                                                                ---------------------------
Income from investment operations:
 Net investment income......................................        .23       .14       .08
 Net realized and unrealized gains..........................       2.99      2.09       .31
                                                                ---------------------------
Total from investment operations............................       3.22      2.23       .39
                                                                ---------------------------
Less distributions from:
 Net investment income......................................       (.23)     (.13)       --
 Net realized gains.........................................      (1.08)     (.14)       --
                                                                ---------------------------
Total distributions.........................................      (1.31)     (.27)       --
                                                                ---------------------------
Net asset value, end of year................................     $14.26    $12.35    $10.39
                                                                ===========================
Total Return*...............................................     28.25%    21.70%     3.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $19,455    $9,268    $4,308
Ratios to average net assets:
 Expenses...................................................      1.85%     1.85%     1.85%**
 Expenses, excluding waiver and payments by affiliate.......      2.41%     2.63%     3.56%**
 Net investment income......................................      2.04%     1.72%     1.39%**
Portfolio turnover rate.....................................     27.59%    30.58%     9.86%
Average commission rate paid***.............................     $.0213    $.0264    $.0205

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.
 16

PAGE

TEMPLETON GREATER EUROPEAN FUND
Financial Highlights (continued)

                                                                   YEAR ENDED MARCH 31,
                                                                --------------------------
                                                                 1998      1997     1996+
                                                                --------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................    $12.27    $10.32    $10.00
                                                                --------------------------
Income from investment operations:
 Net investment income......................................       .12       .11       .07
 Net realized and unrealized gains..........................      3.01      2.02       .25
                                                                --------------------------
Total from investment operations............................      3.13      2.13       .32
                                                                --------------------------
Less distributions from:
 Net investment income......................................      (.16)     (.04)       --
 Net realized gains.........................................     (1.08)     (.14)       --
                                                                --------------------------
Total distributions.........................................     (1.24)     (.18)       --
                                                                --------------------------
Net asset value, end of year................................    $14.16    $12.27    $10.32
                                                                ==========================
Total Return*...............................................    27.55%    20.83%     3.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $5,929    $2,424    $1,431
Ratios to average net assets:
 Expenses...................................................     2.49%     2.50%     2.50%**
 Expenses, excluding waiver and payments by affiliate.......     3.05%     3.29%     4.21%**
 Net investment income......................................     1.31%     1.45%     1.06%**
Portfolio turnover rate.....................................    27.59%    30.58%     9.86%
Average commission rate paid***.............................    $.0213    $.0264    $.0205

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996.
                                                                              17

PAGE

TEMPLETON GREATER EUROPEAN FUND
Financial Highlights (continued)

                                                                YEAR ENDED MARCH 31,
                                                                ---------------------
                                                                 1998          1997+
                                                                ---------------------
PER SHARE OPERATING PERFORMANCE - ADVISOR CLASS
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................    $12.36         $11.56
                                                                ---------------------
Income from investment operations:
 Net investment income......................................       .56            .07
 Net realized and unrealized gains..........................      2.73            .73
                                                                ---------------------
Total from investment operations............................      3.29            .80
                                                                ---------------------
Less distributions from:
 Net investment income......................................      (.27)            --
 Net realized gains.........................................     (1.08)            --
                                                                ---------------------
Total distributions.........................................     (1.35)            --
                                                                ---------------------
Net asset value, end of year................................    $14.30         $12.36
                                                                =====================
Total Return*...............................................    28.88%          6.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................       $83            $36
Ratios to average net assets:
 Expenses...................................................     1.50%          1.50%**
 Expenses, excluding waiver and payments by affiliate.......     2.06%          1.90%**
 Net investment income......................................     2.38%          2.56%**
Portfolio turnover rate.....................................    27.59%         30.58%
Average commission rate paid***.............................    $.0213         $.0264

*Total return is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities.
+For the period January 2, 1997 (effective date) to March 31, 1997.
                       See Notes to Financial Statements.
 18

PAGE

TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 1998

                                                                   COUNTRY           SHARES          VALUE
                                                                   ---------------------------------------
COMMON STOCKS 62.4%
AUTOMOBILES 3.6%
Autoliv Inc.................................................        Sweden              4,000     $   124,085
Debica SA, A................................................        Poland              5,800         151,173
Peugeot SA..................................................        France              1,000         172,373
*Regie Nationale des Usines Renault SA......................        France              6,681         297,611
*Volkswagen AG, rts. .......................................       Germany                700          12,718
Volvo AB, B.................................................        Sweden              5,342         170,059
                                                                                                  -----------
                                                                                                      928,019
                                                                                                  -----------
BANKING 9.4%
Argentaria Corporacion Bancaria de Espana SA................        Spain               3,500         289,781
Bank of Ireland.............................................    Irish Republic         10,000         197,428
Bank Slaski SA W Katowicach.................................        Poland              2,160         156,386
Banque Nationale de Paris BNP...............................        France              4,000         310,853
Credit Commercial de France CCF.............................        France              2,800         230,025
Deutsche Bank AG............................................       Germany              4,089         306,562
HSBC Holdings Plc...........................................      Hong Kong            10,000         305,874
National Westminster Bank Plc. .............................    United Kingdom         18,600         340,741
Unidanmark AS, A............................................       Denmark              2,225         176,743
Union Bank of Norway, Primary Capital Cert. ................        Norway              2,500          77,713
                                                                                                  -----------
                                                                                                    2,392,106
                                                                                                  -----------
BUILDING MATERIALS & COMPONENTS 1.1%
Anglian Group Plc. .........................................    United Kingdom         26,400         104,330
Hepworth Plc. ..............................................    United Kingdom         38,500         166,976
                                                                                                  -----------
                                                                                                      271,306
                                                                                                  -----------
BUSINESS & PUBLIC SERVICES .8%
Lex Service Plc. ...........................................    United Kingdom         22,600         204,360
                                                                                                  -----------
CHEMICALS 2.6%
Courtaulds Plc. ............................................    United Kingdom         45,000         272,029
DSM NV......................................................     Netherlands            2,000         209,143
Imperial Chemical Industries Plc. ..........................    United Kingdom         10,000         178,003
                                                                                                  -----------
                                                                                                      659,175
                                                                                                  -----------
CONSTRUCTION & HOUSING 1.5%
Dragados y Construcciones SA................................        Spain               7,800         256,829
Hollandsche Beton Groep NV..................................     Netherlands            7,000         136,662
                                                                                                  -----------
                                                                                                      393,491
                                                                                                  -----------
ELECTRICAL & ELECTRONICS 2.9%
ABB AB, A...................................................        Sweden              5,000          71,612
ABB AB, B...................................................        Sweden             11,900         165,226
General Electric Co. Plc. ..................................    United Kingdom         25,000         198,119
Philips Electronics NV......................................     Netherlands            4,000         293,567
                                                                                                  -----------
                                                                                                      728,524
                                                                                                  -----------

                                                                              19

PAGE


TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 1998 (CONT.)

                                                                   COUNTRY           SHARES          VALUE
                                                                   ---------------------------------------
COMMON STOCKS (CONT.)
ELECTRONIC COMPONENTS & INSTRUMENTS .5%
BICC Plc. ..................................................    United Kingdom         53,710     $   134,010
                                                                                                  -----------
ENERGY SOURCES 3.9%
Norsk Hydro AS..............................................        Norway              3,400         168,567
Rao Gazprom, ADR, Reg S.....................................        Russia              6,302         133,602
Repsol SA...................................................        Spain               4,200         214,260
Saga Petroleum AS, A........................................        Norway              8,175         145,824
Societe Elf Aquitane SA.....................................        France              2,520         330,260
                                                                                                  -----------
                                                                                                      992,513
                                                                                                  -----------
FINANCIAL SERVICES 1.8%
Axa-UAP.....................................................        France              3,600         370,700
Banca Fideuram SpA..........................................        Italy              14,000          97,597
                                                                                                  -----------
                                                                                                      468,297
                                                                                                  -----------
FOOD & HOUSEHOLD PRODUCTS 1.3%
*Express Dairies Plc. ......................................    United Kingdom         12,859          40,266
Northern Foods Plc. ........................................    United Kingdom         25,719          98,409
Tate & Lyle Plc. ...........................................    United Kingdom         23,000         201,430
                                                                                                  -----------
                                                                                                      340,105
                                                                                                  -----------
FOREST PRODUCTS & PAPER 3.7%
Assidomaen AB...............................................        Sweden              4,800         130,890
Cartiere Burgo SpA..........................................        Italy              17,000         150,796
Enso OY, A..................................................       Finland             12,500         114,696
Enso OY, R..................................................       Finland             12,200         112,596
Mo Och Domsjoe AB, B........................................        Sweden              3,931         112,602
Svenska Cellulosa AB, B.....................................        Sweden              4,500         123,835
UPM-Kymmene Corp. ..........................................       Finland              7,500         191,086
                                                                                                  -----------
                                                                                                      936,501
                                                                                                  -----------
INDUSTRIAL COMPONENTS 2.3%
BTR Plc. ...................................................    United Kingdom         62,000         203,749
Sandvik AB, A...............................................        Sweden              5,400         154,006
Sandvik AB, B...............................................        Sweden              1,000          28,457
SKF AB, B...................................................        Sweden              8,000         189,630
                                                                                                  -----------
                                                                                                      575,842
                                                                                                  -----------
INSURANCE 1.2%
Ste Centrale Du Groupe Des Asurances Nationales.............        France              2,990          83,728
Zuerich Versicherung, new...................................     Switzerland              400         232,207
                                                                                                  -----------
                                                                                                      315,935
                                                                                                  -----------

 20

PAGE


TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 1998 (CONT.)

                                                                   COUNTRY           SHARES          VALUE
                                                                   ---------------------------------------
COMMON STOCKS (CONT.)
LEISURE & TOURISM 2.1%
Rank Group Plc. ............................................    United Kingdom         40,000     $   270,438
Thistle Hotels Plc. ........................................    United Kingdom         90,000         266,000
                                                                                                  -----------
                                                                                                      536,438
                                                                                                  -----------
MERCHANDISING 3.4%
*Gucci Group NV.............................................     Netherlands            5,000         237,500
Somerfield Plc. ............................................    United Kingdom         61,500         368,168
W.H. Smith Group............................................    United Kingdom         28,100         260,211
                                                                                                  -----------
                                                                                                      865,879
                                                                                                  -----------
METALS & MINING 2.0%
British Steel Plc. .........................................    United Kingdom         90,000         214,006
Eramet SA...................................................        France              1,980          79,509
Pechiney SA, A..............................................        France              4,879         224,427
                                                                                                  -----------
                                                                                                      517,942
                                                                                                  -----------
MULTI-INDUSTRY 2.4%
CGIP-Compagnie Generale Industrie de Participation..........        France                150          68,514
*Elementis Plc. ............................................    United Kingdom         48,066         111,476
Inchcape Plc. ..............................................    United Kingdom         65,000         236,738
Pilkington Plc. ............................................    United Kingdom         90,000         183,864
                                                                                                  -----------
                                                                                                      600,592
                                                                                                  -----------
RECREATION & OTHER CONSUMER GOODS .4%
Fila Holding SpA, ADR.......................................        Italy               4,400         103,125
                                                                                                  -----------
TELECOMMUNICATIONS 6.4%
British Telecommunications Plc. ............................    United Kingdom         37,430         407,720
Nokia AB, A.................................................       Finland              3,460         372,036
Tele Danmark AS, B..........................................       Denmark              2,050         186,105
Telecom Italia SpA, di Risp.................................        Italy              74,750         456,474
Telefonica de Espana SA.....................................        Spain               4,800         211,547
                                                                                                  -----------
                                                                                                    1,633,882
                                                                                                  -----------
TEXTILES & APPAREL .3%
Dawson International Plc. ..................................    United Kingdom         74,822          63,899
                                                                                                  -----------
TRANSPORTATION 3.4%
Koninklijke Nedlloyd Groep NV...............................     Netherlands            6,250         150,201
Kvaerner Industrier AS, A...................................        Norway              3,500         157,917
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom         20,000         298,570
Stolt Nielsen SA, ADR.......................................        Norway              6,000         119,250
Transport Development Group Plc. ...........................    United Kingdom         40,000         135,638
                                                                                                  -----------
                                                                                                      861,576
                                                                                                  -----------

                                                                              21

PAGE


TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 1998 (CONT.)

                                                                   COUNTRY           SHARES          VALUE
                                                                   ---------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS 5.0%
BG Plc. ....................................................    United Kingdom         35,294     $   185,283
*Centrica Plc. .............................................    United Kingdom         30,000          56,767
Electrabel SA...............................................       Belgium                750         191,088
Empresa Nacional Hidroelectrica del Ribagorzana SA, B.......        Spain               5,500         128,204
Iberdrola SA................................................        Spain              18,200         276,451
Mosenergo, ADR, 144A........................................        Russia              4,500         165,375
National Grid Group Plc. ...................................    United Kingdom         25,500         150,520
Thames Water Group Plc. ....................................    United Kingdom          6,755         107,120
                                                                                                  -----------
                                                                                                    1,260,808
                                                                                                  -----------
WHOLESALE & INTERNATIONAL TRADE .4%
*Computer 2000 AG...........................................       Germany                310         112,477
                                                                                                  -----------
TOTAL COMMON STOCKS (COST $12,086,003)......................                                       15,896,802
                                                                                                  -----------
PREFERRED STOCKS 4.4%
Ballast Nedam NV, cvt., pfd. ...............................     Netherlands            5,000         247,038
Baumax AG, pfd. ............................................       Austria              1,953          35,724
Fiat SpA, pfd. .............................................        Italy             139,500         368,393
Krones AG Herman Kronseder Maschinen Fabrik, pfd. ..........       Germany                274          86,674
Volkswagen AG, pfd. ........................................       Germany                700         396,680
                                                                                                  -----------
TOTAL PREFERRED STOCKS (COST $1,023,228)....................                                        1,134,509
                                                                                                  -----------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
BONDS (COST $50,313) .4%
Government of Italy, 5.00%, cvt., 6/28/01...................        Italy          $   50,000          95,625
                                                                                                  -----------
SHORT TERM INVESTMENTS (COST $7,838,481) 30.8%
U.S. Treasury Bills, 4.92% to 5.15%, with maturities to
  6/25/98...................................................    United States       7,911,000       7,839,725
                                                                                                  -----------
TOTAL INVESTMENTS (COST $20,998,025) 98.0%..................                                       24,966,661
OTHER ASSETS, LESS LIABILITIES 2.0%.........................                                          499,828
                                                                                                  -----------
TOTAL NET ASSETS 100.0%.....................................                                      $25,466,489
                                                                                                  ===========

*Non-income producing.
**Securities traded in U.S. dollars.

 22                     See Notes to Financial Statements.



PAGE

TEMPLETON GREATER EUROPEAN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

Assets:
 Investments in securities, at value (cost $20,998,025).....    $24,966,661
 Receivables:
  Investment securities sold................................         23,980
  Fund shares sold..........................................        444,802
  Dividends and interest....................................        131,420
 Organization costs.........................................         25,267
                                                                -----------
      Total assets..........................................     25,592,130
                                                                -----------
Liabilities:
 Payables:
  Fund shares redeemed......................................         38,443
  To affiliates.............................................         21,725
 Funds advanced by custodian................................          5,410
 Accrued expenses...........................................         60,063
                                                                -----------
      Total liabilities.....................................        125,641
                                                                -----------
Net assets, at value........................................    $25,466,489
                                                                ===========
Net assets consist of:
 Undistributed net investment income........................    $   109,067
 Net unrealized appreciation................................      3,968,636
 Accumulated net realized gain..............................        226,294
 Beneficial shares..........................................     21,162,492
                                                                -----------
Net assets, at value........................................    $25,466,489
                                                                ===========
CLASS I:
 Net asset value per share ($19,454,779 / 1,364,405 shares
  outstanding)..............................................         $14.26
                                                                ===========
 Maximum offering price per share ($14.26 / 94.25%).........         $15.13
                                                                ===========
CLASS II:
 Net asset value per share ($5,928,562 / 418,773 shares
  outstanding)*.............................................         $14.16
                                                                ===========
 Maximum offering price per share ($14.16 / 99.00%).........         $14.30
                                                                ===========
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($83,148 / 5,813 shares outstanding)......................         $14.30
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              23

PAGE

TEMPLETON GREATER EUROPEAN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998

Investment Income:
 (net of foreign taxes of $70,418)
 Dividends..................................................    $  432,496
 Interest...................................................       182,538
                                                                ----------
      Total investment income...............................                     $  615,034
                                                                                 ----------
Expenses:
 Management fees (Note 3)...................................       119,267
 Administrative fees (Note 3)...............................        23,853
 Distribution fees (Note 3)
  Class I...................................................        42,301
  Class II..................................................        36,352
 Transfer agent fees (Note 3)...............................        34,108
 Custodian fees.............................................         8,140
 Reports to shareholders....................................        53,375
 Registration and filing fees...............................        56,000
 Professional fees (Note 3).................................        13,011
 Trustees' fees and expenses................................         1,900
 Amortization of organization costs.........................        15,814
 Other......................................................         1,749
                                                                ----------
      Total expenses........................................                        405,870
      Expenses waived/paid by affiliate (Note 3)............                        (89,309)
                                                                                 ----------
          Net expenses......................................                        316,561
                                                                                 ----------
            Net investment income...........................                        298,473
                                                                                 ----------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     1,209,436
  Foreign currency transactions.............................         4,342
                                                                ----------
     Net realized gain......................................                      1,213,778
     Net unrealized appreciation on investments.............                      2,800,101
                                                                                 ----------
Net realized and unrealized gain............................                      4,013,879
                                                                                 ----------
Net increase in net assets resulting from operations........                     $4,312,352
                                                                                 ==========

                       See Notes to Financial Statements.
 24

PAGE

TEMPLETON GREATER EUROPEAN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 1998 AND 1997

                                                                   1998              1997
                                                                -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   298,473       $   131,642
  Net realized gain from investments and foreign currency
   transactions.............................................      1,213,778           492,527
  Net unrealized appreciation on investments................      2,800,101           940,661
                                                                -----------------------------
    Net increase in net assets resulting from operations....      4,312,352         1,564,830
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................       (207,163)          (68,343)
   Class II.................................................        (43,475)           (6,497)
   Advisor Class............................................           (905)               --
  Net realized gains:
   Class I..................................................       (998,765)          (84,294)
   Class II.................................................       (303,072)          (21,490)
   Advisor Class............................................         (3,694)               --
 Fund share transactions (Note 2):
   Class I..................................................      8,101,372         3,848,810
   Class II.................................................      2,853,411           722,889
   Advisor Class............................................         27,981            34,267
                                                                -----------------------------
    Net increase in net assets..............................     13,738,042         5,990,172
Net assets:
 Beginning of year..........................................     11,728,447         5,738,275
                                                                -----------------------------
 End of year................................................    $25,466,489       $11,728,447
                                                                =============================
Undistributed net investment income included in net assets:
 End of year................................................    $   109,067       $    62,137
                                                                =============================

                       See Notes to Financial Statements.
                                                                              25

PAGE

TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Greater European Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in Greater Europe (Western, Central and Eastern Europe and Russia). The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

 26

PAGE


TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ORGANIZATION COSTS:

Organization costs are amortized on a straight line basis over five years.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class I, Class II, and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At March 31, 1998, there was an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                YEAR ENDED MARCH 31,
                                                              --------------------------------------------------------
                                                                        1998                            1997
                                                              --------------------------------------------------------
                                                               SHARES        AMOUNT             SHARES       AMOUNT
                                                              --------------------------------------------------------
CLASS I SHARES:
Shares sold.................................................  1,202,564    $15,820,682          467,229    $ 5,350,835
Shares issued on reinvestment of distributions..............     92,488      1,117,164           12,150        135,721
Shares redeemed.............................................   (681,131)    (8,836,474)        (143,550)    (1,637,746)
                                                              --------------------------------------------------------
Net increase................................................    613,921    $ 8,101,372          335,829    $ 3,848,810
                                                              ========================================================

                                                                              27

PAGE


TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                                       1998                            1997
                                                              ------------------------------------------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              ------------------------------------------------------
CLASS II SHARES:
Shares sold.................................................   283,511    $ 3,671,637         151,862    $ 1,709,987
Shares issued on reinvestment of distributions..............    27,106        325,541           2,448         27,356
Shares redeemed.............................................   (89,455)    (1,143,767)        (95,315)    (1,014,454)
                                                              ------------------------------------------------------
Net increase................................................   221,162    $ 2,853,411          58,995    $   722,889
                                                              ======================================================

                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                                       1998                           1997*
                                                              ------------------------------------------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              ------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................   186,400    $ 2,341,970           2,942    $    34,267
Shares issued on reinvestment of distributions..............       380          4,600              --             --
Shares redeemed.............................................  (183,909)    (2,318,589)             --             --
                                                              ------------------------------------------------------
Net increase................................................     2,871    $    27,981           2,942    $    34,267
                                                              ======================================================

*Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TGAL and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 1.85%, 2.50%, and 1.50% of the Fund's average daily net assets of Class I shares, Class II shares and Advisor Class shares, respectively, through August 1, 1998.

 28

PAGE


TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net asset of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At March 31 1998, unreimbursed costs were $183,818. Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $19,388 and $3,342, respectively.

Included in professional fees are legal fees of $2,960 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At March 31, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $4,537,976
Unrealized depreciation.....................................    (569,340)
                                                              ----------
Net unrealized appreciation.................................  $3,968,636
                                                              ==========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 1998 aggregated $6,961,754 and $3,421,031, respectively.

                                                                              29

PAGE

TEMPLETON GREATER EUROPEAN FUND
Independent Auditor's Report

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TEMPLETON GREATER EUROPEAN FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton Greater European Fund as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Greater European Fund, as of March 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGLADREY & PULLEN LLP

New York, New York
April 24, 1998

 30

PAGE

TEMPLETON GREATER EUROPEAN FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates the following amounts as capital gain dividends for the fiscal year ended March 31, 1998:

         28% Rate Gain................................  $616,726
         20% Rate Gain................................   374,870
                                                        --------
         Total........................................  $991,596
                                                        ========

                                                                              31

PAGE


                       This page intentionally left blank


PAGE



LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German Government Bond Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and  Income Fund

GLOBAL INCOME
Franklin Global Government  Income Fund
Franklin Templeton Global  Currency Fund
Franklin Templeton Hard  Currency Fund
Franklin Templeton High Income  Currency Fund
Templeton Americas Government Securities Fund

GROWTH
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate  U.S. Government Securities Fund
Franklin U.S. Government Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free  Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton Valuemark Income Plus (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           05/98

PAGE


TEMPLETON GREATER EUROPEAN FUND

AUDITORS
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton Greater European Fund, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


419 A98 5/98                    [RECYCLE LOGO]  Printed on recycled paper